Consolidated Statements of Stockholders’ Equity (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2011	$ 211,049	$ (2,234,173)	$ 277,990,293	$ 37,058,140	$ 72,718	$ 313,098,027
Balance (in Shares) at Dec. 31, 2011	21,104,881	(552,313)
Stock based compensation						31,268
Issuance of restricted shares and related stock based compensation	747		30,521			31,268
Issuance of restricted shares and related stock based compensation (in Shares)	74,761
Stock repurchase (in Shares)						0
Net income for the year				28,958,487		28,958,487
Other comprehensive loss					(54,340)	(54,340)
Balance at Dec. 31, 2012	211,796	(2,234,173)	278,020,814	66,016,627	18,378	342,033,442
Balance (in Shares) at Dec. 31, 2012	21,179,642	(552,313)
Follow-on public offering net of issuance cost	115,000		109,004,029			109,119,029
Follow-on public offering net of issuance cost (in Shares)	11,500,000
Stock based compensation			292,628			292,628
Stock repurchase (in Shares)						0
Net income for the year				21,217,193		21,217,193
Other comprehensive loss					(67,849)	(67,849)
Balance at Dec. 31, 2013	326,796	(2,234,173)	387,317,471	87,233,820	(49,471)	472,594,443
Balance (in Shares) at Dec. 31, 2013	32,679,642	(552,313)
Follow-on public offering net of issuance cost	113,747		112,188,931			112,302,678
Follow-on public offering net of issuance cost (in Shares)	11,374,753
Stock based compensation						357,967
Issuance of restricted shares and related stock based compensation	2,307		355,660			357,967
Issuance of restricted shares and related stock based compensation (in Shares)	230,713
Stock repurchase		(5,307,091)				(5,307,091)
Stock repurchase (in Shares)		(843,022)
Net income for the year				12,685,826		12,685,826
Other comprehensive loss					(243,549)	(243,549)
Balance at Dec. 31, 2014	$ 442,850	$ (7,541,264)	$ 499,862,062	$ 99,919,646	$ (293,020)	$ 592,390,274
Balance (in Shares) at Dec. 31, 2014	44,285,108	(1,395,335)